Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year	Dec. 31, 2009
Long-Term Incentive Plan, or LTIP
Common stock authorized for issuance under the LTIP (in shares)	22,000,000	22,000,000
Common stock remaining available for grants under NRG's LTIP (in shares)	7,957,697	10,141,819
Non-Qualified Stock Options
NQSO activity and changes
Outstanding at the beginning of the period (in shares)	5,079,399
Granted (in shares)	1,168,000
Forfeited (in shares)	(564,433)
Exercised (in shares)	(99,777)
Outstanding at the end of the period (in shares)	5,583,189	5,079,399
Exercisable at the end of the period (in shares)	3,706,813
Weighted Average Exercise Price at the beginning of the period (in dollars per share)	$ 24.22
Granted - Weighted Average Exercise Price (in dollars per share)	$ 19.86
Forfeited - Weighted Average Exercise Price (in dollars per share)	$ 28.21
Exercised - Weighted Average Exercise Price (in dollars per share)	$ 22.28
Weighted Average Exercise Price at the end of the period (in dollars per share)	$ 22.93	$ 24.22
Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 23.72
Options Outstanding - Weighted Average Remaining Contractual Term (in years)	4	4
Options Exercisable - Weighted Average Remaining Contractual Term (in years)	2
Options Outstanding - Aggregate Intrinsic Value	$ 7	$ 8
Options Exercisable - Aggregate Intrinsic Value	7
Weighted average grant date fair value of options granted, the total intrinsic value of options exercised, and the cash received from exercises of options
Weighted average grant date fair value per option granted (in dollars per share)	$ 8.73	$ 10.22	$ 8.64
Total intrinsic value of options exercised	0.2	0.3	1.4
Cash received from the exercise of options exercised	$ 2	$ 2	$ 2
Non-Qualified Stock Options, First Portion
Stock-Based Compensation
Vesting period from the date of issuance (in years)	three
Maximum contractual term (in years)	10
NQSO activity and changes
Outstanding at the end of the period (in shares)	3,000,000
Non-Qualified Stock Options, Second Portion
Stock-Based Compensation
Vesting period from the date of issuance (in years)	five
Maximum contractual term (in years)	6
NQSO activity and changes
Outstanding at the end of the period (in shares)	2,600,000